Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule Of Assets And Liabilities That Were Measured At Fair Value On A Recurring Basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The gross holding gains and fair value of held-to-maturity
securities at March 31, 2023 and December 31, 2022 are as follows:

	Held-To-Maturity	Level	Amortized Cost	Gross Holding Gain (loss)	Fair Value
March 31, 2023	U.S. Treasury Securities (Mature on 04/06/23 )	1	$120,116,404	$39,716	$120,156,120
March 31, 2023	Money market funds which are invested primarily in U.S. Treasury Securities	1	$—	$—	$120,254,983

	Held-To-Maturity	Level	Amortized Cost	Gross Holding Gain (loss)	Fair Value
December 31, 2022	U.S. Treasury Securities (Mature on 01/05/2023 )	1	$118,782,140	$69,085	$118,851,225
December 31, 2022	Money market funds which are invested primarily in U.S. Treasury Securities	1	$—	$—	$118,992,414

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2022 and 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The gross holding gains and fair value of held-to-maturity
securities at December 31, 2022 and 2021 are as follows:

	Held-To-Maturity	Level	Amortized Cost	Gross Holding Gain (loss)	Fair Value
December 31, 2022	U.S. Treasury Securities (Mature on 01/05/2023)	1	$118,782,140	$69,085	$118,851,225
December 31, 2022	Money market funds which are invested primarily in U.S. Treasury Securities	1	$—	$—	$118,992,414

December 31, 2021	U.S. Treasury Securities (Mature on 06/09/2022)	1	$117,307,347	$3,317	$117,310,664
December 31, 2021	Money market funds which are invested primarily in U.S. Treasury Securities	1	$—	$—	$117,300,493